CMG INTERNATIONAL STOCK FUND
                               (the "Fund")

              Supplement to Prospectus dated December 1, 2005


The section in the prospectus entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for the Fund is revised in its entirety and replaced with the following:

------------------------------- ----------------- -----------------------------------------------------------
           The Fund              Management Fee               Portfolio Manager(s) for the Fund
                                Paid by the Fund
------------------------------- ----------------- -----------------------------------------------------------
------------------------------- ----------------- -----------------------------------------------------------
International Fund                   0.75%        Fred Copper, a portfolio manager of Columbia Management
                                                  Advisors, LLC ("Columbia Advisors"), is the lead manager
                                                  for the Fund and has managed or co-managed the Fund since
                                                  October, 2005.  Mr. Copper has been associated with
                                                  Columbia Advisors or its predecessors since September,
                                                  2005.  Prior to September, 2005, Mr. Copper was a senior
                                                  vice president with Putnam Investments from March, 2001
                                                  to September, 2005.


                                                  Jasmine (Weili) Huang, a portfolio manager of Columbia
                                                  Advisors, is a co-manager for the Fund and has co-managed
                                                  the Fund since May, 2006. Ms. Huang has been associated with
                                                  Columbia Advisors or its predecessors since September,
                                                  2003. Prior to September, 2003, Ms. Huang held a manager
                                                  position with Deloitte's management consulting practice
                                                  from June, 2000 to September, 2003.


                                                  Timothy R. Anderson, a portfolio manager of Columbia
                                                  Advisors, is a co-manager for the Fund and has co-managed
                                                  the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March,
                                                  2006, Mr. Anderson was a portfolio manager with Morgan
                                                  Stanley from February, 2005 to October, 2005. Prior to
                                                  February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management
                                                  from March, 2003 to February, 2005. Prior to March, 2003,
                                                  Mr. Anderson worked as a senior equity analyst at
                                                  Salomon Smith Barney from June, 2000 to March, 2003.






                                                  Paul J. DiGiacomo, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund
                                                  since May, 2006. Mr. DiGiacomo has been associated with
                                                  Columbia Advisors since April, 2006. Prior to April, 2006,
                                                  Mr. DiGiacomo worked as a sleeve manager and analyst for
                                                  the domestic and international small-cap core funds with
                                                  Putnam Investments from August, 2002 to April, 2006.


                                                  Daisuke Nomoto, a portfolio manager of Columbia Advisors,
                                                  is a co-manager for the Fund and has co-managed the Fund
                                                  since May, 2006. Mr. Nomoto has been associated with
                                                  Columbia Advisors or its affiliates since April, 2005.
                                                  Prior to April, 2005, Mr. Nomoto served as an equity
                                                  analyst at Putnam Investments from April, 2003 to March,
                                                  2005. Prior to April, 2003, Mr. Nomoto worked at Nissay
                                                  Asset Management, a subsidiary of Nippon Life Insurance
                                                  Company, as a senior portfolio manager and equity analyst
                                                  from April, 1999 to March, 2003.

------------------------------- ----------------- -----------------------------------------------------------





ILT-47/110578-0506                                                 May 17, 2006

                      CMG INTERNATIONAL STOCK FUND
                              (the "Fund")
   Supplement to the Statement of Additional Information dated March 27, 2006

1. The following language is added to the Fund's chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "Management:
Portfolio Managers":


---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds          Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
                                      Number of         Assets      Number of       Assets       Number of        Assets
                                      accounts                       accounts                     accounts
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
Jasmine (Weili) Huang*                    4         $1.72 billion       2        $525 million        5         $117 million
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
Timothy R. Anderson*                      3         $1.59 billion       2        $525 million        8         $287 million
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
Paul J. DiGiacomo*                        3         $1.59 billion       2        $525 million        13        $287 million
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------
Daisuke Nomoto*                           3         $1.62 billion       2        $525 million        2         $117 million
---------------------------------- ---------------- --------------- ----------- ---------------- ----------- -----------------


2. The following language is added to the Fund's chart following the heading "Ownership of Securities" in the section "Management: Portfolio Managers":


---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Jasmine (Weili) Huang*                                                                       None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Timothy R. Anderson*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Paul J. DiGiacomo*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Daisuke Nomoto*                                                                              None
---------------------------------------------------------------- -------------------------------------------------------------



3. The language in the Fund's chart following the heading "Compensation" in the section "Management: Portfolio Managers" is revised in its entirety and replaced with the following:


------------------------------ -------------------------------------------------- ---------------------------------------------
     Portfolio Managers                      Performance Benchmark                                 Peer Group
------------------------------ -------------------------------------------------- ---------------------------------------------
------------------------------ -------------------------------------------------- ---------------------------------------------
Fred Copper                                     MSCI EAFE Index                   Morningstar Foreign Large Blend Category
------------------------------ -------------------------------------------------- ---------------------------------------------
------------------------------ -------------------------------------------------- ---------------------------------------------
Jasmine (Weili) Huang                           MSCI EAFE Index                   Morningstar Foreign Large Blend Category
------------------------------ -------------------------------------------------- ---------------------------------------------
------------------------------ -------------------------------------------------- ---------------------------------------------
Timothy R. Anderson                             MSCI EAFE Index                   Morningstar Foreign Large Blend Category
------------------------------ -------------------------------------------------- ---------------------------------------------
------------------------------ -------------------------------------------------- ---------------------------------------------
Paul J. DiGiacomo                               MSCI EAFE Index                   Morningstar Foreign Large Blend Category
------------------------------ -------------------------------------------------- ---------------------------------------------
------------------------------ -------------------------------------------------- ---------------------------------------------
Daisuke Nomoto                                  MSCI EAFE Index                   Morningstar Foreign Large Blend Category
------------------------------ -------------------------------------------------- ---------------------------------------------

* Information is as of April 28, 2006.



ILT-50/110579-0506                                                 May 17, 2006